Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our annual equity awards are generally granted on a predetermined date on or about March 15th of each year, shortly after the public release of our prior year earnings and the filing of our Annual Report on Form 10-K. Annual awards are denominated in dollar amounts, with the number of shares for each award determined by dividing the dollar amount by the volume weighted average price (VWAP) of Company common stock for the 30 trading days ending the day before the grant. Off-cycle equity awards, as in the case of a new hire or promotion, are typically granted on the date of approval or, in the case of a new hire, the employee’s start date. The Company does not consider material nonpublic information (MNPI) when determining the timing or attributes of equity awards and does not time its disclosure of MNPI for the purpose of impacting the value of equity awards.

Award Timing Method	Our annual equity awards are generally granted on a predetermined date on or about March 15th of each year, shortly after the public release of our prior year earnings and the filing of our Annual Report on Form 10-K. Annual awards are denominated in dollar amounts, with the number of shares for each award determined by dividing the dollar amount by the volume weighted average price (VWAP) of Company common stock for the 30 trading days ending the day before the grant. Off-cycle equity awards, as in the case of a new hire or promotion, are typically granted on the date of approval or, in the case of a new hire, the employee’s start date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not consider material nonpublic information (MNPI) when determining the timing or attributes of equity awards and does not time its disclosure of MNPI for the purpose of impacting the value of equity awards.
MNPI Disclosure Timed for Compensation Value	false